Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022	$ 1,500	$ 13,500	$ 357,680	$ 2,102	$ 374,782
Balance, shares at Sep. 30, 2022	15,000,000
Net loss			(611,972)		(611,972)
Foreign currency translation adjustment				119	119
Balance at Mar. 31, 2023	$ 1,500	13,500	(254,292)	2,221	(237,071)
Balance, shares at Mar. 31, 2023	15,000,000
Balance at Sep. 30, 2023	$ 1,500	13,500	(933,549)	2,963	(915,586)
Balance, shares at Sep. 30, 2023	15,000,000
Net loss			(146,072)		(146,072)
Foreign currency translation adjustment				80	80
Balance at Mar. 31, 2024	$ 1,500	$ 13,500	$ (1,079,621)	$ 3,043	$ (1,061,578)
Balance, shares at Mar. 31, 2024	15,000,000